THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
DECEMBER 31, 2024
(UNAUDITED)

Schedule of Investments
Mortgage-Backed Securities — 45.0%

	Principal Amount ($)	Value ($)
AGENCY MORTGAGE-BACKED SECURITIES — 44.7%
FHLMC MTN
1.54%, 08/17/35	2,500,000	1,788,959
2.00%, 10/29/40	1,000,000	648,674
FHLMC
4.00%, 05/01/44	303,628	283,455
5.00%, 06/01/41	58,422	58,292
FHLMC, Series 2022-5253, Class PL
4.00%, 08/25/52	2,000,000	1,724,855
FNMA, Series 2010-16, Class PA
4.50%, 02/25/40	15,224	15,112
FNMA, Series 2019-M12, Class A2
2.89%, 06/25/29 (a)	1,455,503	1,348,711
FNMA, Series M3, Class X1
1.91%, 11/25/33 (a)(b)	9,167,254	629,966
FNMA
3.00%, 02/01/43 to 06/01/43 (c)	1,291,452	1,139,396
3.50%, 11/01/42 to 02/01/43 (c)	562,467	513,315
4.00%, 01/01/41 to 03/01/44 (c)	420,765	394,692
4.50%, 10/01/39 to 04/01/41 (c)	525,380	509,356
5.00%, 06/01/41	65,260	65,028
FNMA, Series 2023-70, Class B
5.25%, 01/25/54	866,653	861,380
FNMA, Series 2015-45, Class ZY
2.50%, 07/25/45	1,265,126	1,031,471
FNMA, Series 2012-98, Class WZ
4.00%, 09/25/42	2,049,044	1,935,301
FRESB Mortgage Trust, Series 2019-SB63, Class A10H
2.89%, 03/25/39 (a)	419,685	367,247
FRESB Mortgage Trust, Series 2017-SB42, Class A10F
2.96%, 10/25/27 (a)	793,644	756,994
FRESB Mortgage Trust, Series 2019-SB60, Class A10F
3.31%, 01/25/29 (a)	615,772	583,819
FRESB Mortgage Trust, Series 2018-SB52, Class A10F
3.46%, 06/25/28 (a)	1,697,537	1,623,751
GNMA, Series 2012-100, Class BA
2.60%, 08/16/52 (a)	2,284,940	1,894,304
GNMA, Series 2018-129, Class AG
3.10%, 05/16/59	68,379	67,653
GNMA, Series 2017-24, Class A
2.25%, 09/16/44	52,224	50,876

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
DECEMBER 31, 2024
(UNAUDITED)

Mortgage-Backed Securities (continued)

	Principal Amount ($)	Value ($)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA, Series 2017-70, Class AE
2.60%, 10/16/58	509,453	426,745
GNMA, Series 2023-147, Class BD
6.00%, 03/20/51	1,285,542	1,299,474
GNMA, Series 2018-3, Class AG
2.50%, 10/16/58	189,932	160,046
GNMA, Series 2017-106, Class AC
2.60%, 04/16/51	152,703	139,456
GNMA, Series 2020-8, Class AH
2.55%, 01/16/62	1,175,036	951,463
GNMA, Series 2022-146, Class PA
4.00%, 06/20/52	1,141,442	1,104,951
GNMA, Series 2018-156, Class AD
3.25%, 08/16/59 (a)	318,554	294,218
GNMA, Series 2023-111, Class ML
5.50%, 05/20/45	1,000,000	995,234
GNMA, Series 2019-2, Class AE
3.25%, 03/16/59	637,749	597,062
GNMA, Series 2024-45, Class JZ
5.50%, 03/20/54	233,384	225,482
GNMA, Series 2017-46, Class A
2.50%, 11/16/57	298,790	240,977
GNMA, Series 2024-45, Class DB
5.50%, 03/20/54	1,500,000	1,469,452
GNMA, Series 2020-3, Class AH
2.50%, 02/16/62	955,748	771,472
GNMA, Series 2019-55, Class AH
3.15%, 03/16/61 (a)	707,578	604,851
GNMA
2.50%, 06/20/51	603,401	489,873
3.50%, 05/20/43	370,858	338,956
4.00%, 01/20/41 to 04/20/43 (c)	348,404	329,747
GNMA, Series 2018-68, Class B
3.00%, 02/16/59 (a)	1,000,000	826,253
GNMA, Series 2017-69, Class AS
2.75%, 02/16/58	490,110	445,735
GNMA, Series 2012-83, Class AK
3.19%, 12/16/53 (a)	546,334	483,881
GNMA, Series 2023-1, Class AL
5.00%, 01/20/53	1,500,000	1,423,278

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
DECEMBER 31, 2024
(UNAUDITED)

Mortgage-Backed Securities (continued)

	Principal Amount ($)	Value ($)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA, Series 2023-150, Class DC
5.50%, 06/20/50	3,000,000	2,983,981
		34,895,194
NON-AGENCY MORTGAGE-BACKED SECURITIES — 0.3%
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class C
4.54%, 02/15/47 (a)	100,000	93,298
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class C
3.98%, 07/15/46 (a)	191,000	158,063
		251,361
Total Mortgage-Backed Securities
(Cost $38,176,039)		35,146,555

Corporate Obligations — 34.2%

COMMUNICATION SERVICES — 0.6%
ROBLOX
3.88%, 05/01/30 (d)	500,000	450,573

CONSUMER DISCRETIONARY — 0.7%
Aptiv Swiss Holdings
H15T5Y + 3.385%, 6.88%, 12/15/54 (a)	250,000	243,744
LKQ
6.25%, 06/15/33	325,000	335,219
		578,963
CONSUMER STAPLES — 0.2%
Walgreens Boots Alliance
4.65%, 06/01/46	250,000	159,223

ENERGY — 4.0%
BP Capital Markets
H15T5Y + 4.398%, 4.88% (a) (e)	1,000,000	952,881
Enbridge
H15T5Y + 4.431%, 8.50%, 01/15/84 (a)	1,250,000	1,388,316
Energy Transfer
5.95%, 10/01/43	250,000	242,612
H15T5Y + 4.020%, 8.00%, 05/15/54 (a)	500,000	523,974
		3,107,783
FINANCIALS — 11.0%
Arbor Realty Trust
4.50%, 03/15/27	1,750,000	1,592,791

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
DECEMBER 31, 2024
(UNAUDITED)

Corporate Obligations (continued)

	Principal Amount ($)	Value ($)
FINANCIALS (continued)
Citigroup
H15T10Y + 2.757%, 7.00% (a) (e)	500,000	527,288
Endo Finance
5.38%, 01/15/23	187,000	—
Everest Reinsurance Holdings
TSFR3M + 2.647%, 7.17%, 05/15/37 (a)	1,000,000	978,531
Lincoln National
TSFR3M + 2.302%, 6.92%, 04/20/67 to 04/20/67 (a)(c)	2,170,000	1,749,243
TSFR3M + 2.619%, 7.10%, 05/17/66 (a)	1,750,000	1,489,145
H15T5Y + 5.318%, 9.25% (a) (e)	500,000	545,913
LPL Holdings
6.00%, 05/20/34	500,000	509,073
PNC Financial Services Group
H15T7Y + 2.808%, 6.25% (a) (e)	500,000	504,707
Prudential Financial
H15T5Y + 3.035%, 3.70%, 10/01/50 (a)	750,000	667,195
		8,563,886
HEALTH CARE — 3.3%
Bayer US Finance II
4.88%, 06/25/48 (d)	250,000	194,779
CVS Health
6.13%, 09/15/39	225,000	219,770
H15T5Y + 2.886%, 7.00%, 03/10/55 (a)	250,000	250,839
CVS Pass-Through Trust
6.04%, 12/10/28	28,343	28,498
Elevance Health
5.85%, 11/01/64	500,000	482,353
Humana
5.75%, 04/15/54	1,525,000	1,413,328
		2,589,567
INDUSTRIALS — 3.9%
BNSF Funding Trust I
US0003M + 2.350%, 6.61%, 12/15/55 (a)	500,000	501,249
Boeing
3.30%, 03/01/35	225,000	176,515
5.81%, 05/01/50	750,000	697,615
6.63%, 02/15/38	250,000	259,582
Leidos Holdings
5.95%, 12/01/40	90,000	86,377

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
DECEMBER 31, 2024
(UNAUDITED)

Corporate Obligations (continued)

	Principal Amount ($)	Value ($)
INDUSTRIALS (continued)
Southwest Airlines
7.38%, 03/01/27	1,250,000	1,304,903
		3,026,241
INFORMATION TECHNOLOGY — 2.8%
Intel
4.90%, 07/29/45	250,000	201,720
5.60%, 02/21/54	2,250,000	1,973,098
		2,174,818
MATERIALS — 0.6%
Dow Chemical
5.60%, 02/15/54	500,000	472,274

UTILITIES — 7.1%
American Electric Power
H15T5Y + 2.750%, 7.05%, 12/15/54 (a)	500,000	518,032
Dominion Energy
6.30%, 03/15/33	250,000	263,303
H15T5Y + 2.386%, 6.88%, 02/01/55 (a)	1,250,000	1,298,940
Duke Energy
H15T5Y + 2.588%, 6.45%, 09/01/54 (a)	500,000	506,074
Edison International
H15T5Y + 4.698%, 5.38% (a) (e)	750,000	739,559
NextEra Energy Capital Holdings
H15T5Y + 2.457%, 6.75%, 06/15/54 (a)	250,000	256,120
NiSource
H15T5Y + 2.451%, 6.95%, 11/30/54 (a)	250,000	254,527
Pacific Gas and Electric
4.95%, 07/01/50	2,000,000	1,735,578
		5,572,133
Total Corporate Obligations
(Cost $27,225,452)		26,695,461

U.S. Government Agency Obligations — 5.6%

FFCB
1.88%, 2/11/2036	1,000,000	732,219
2.71%, 12/1/2036	389,000	308,771
2.74%, 4/1/2041	500,000	360,401
4.00%, 4/19/2032	450,000	423,598
4.55%, 2/17/2033	1,000,000	959,487
4.70%, 8/16/2032	175,000	171,374

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
DECEMBER 31, 2024
(UNAUDITED)

U.S. Government Agency Obligations (continued)

	Principal Amount ($)	Value ($)

FHLB
2.00%, 2/25/2036	1,000,000	736,719
3.00%, 2/24/2037	500,000	405,438
5.70%, 3/25/2044	250,000	249,595

Total U.S. Government Agency Obligations
(Cost $4,633,695)		4,347,602

U.S. Treasury Obligations — 4.3%

U.S. Treasury Bonds
1.25%, 5/15/2050	3,000,000	1,422,255
2.75%, 11/15/2047	1,500,000	1,052,524
3.00%, 8/15/2052	1,250,000	896,833

Total U.S. Treasury Obligations
(Cost $3,660,372)		3,371,612

Asset-Backed Securities — 4.2%

SBA Small Business Investment Company, Series 2023-10B, Class 1
5.69%, 9/10/2033	1,411,893	1,439,807
SBA Small Business Investment Company, Series 2018-10B, Class 1
3.55%, 9/10/2028	643,451	620,966
SBA Small Business Investment Company, Series 2018-10A, Class 1
3.19%, 3/10/2028	428,828	412,606
Small Business Administration, Series 2018-20H, Class 1
3.58%, 8/1/2038	722,519	675,826
Small Business Administration
PRIME + -2.650%, 5.35%, 6/25/2034 (a)	123,621	122,244

Total Asset-Backed Securities
(Cost $3,349,257)		3,271,449

Municipal Bonds — 2.8%

CALIFORNIA — 1.1%
Modesto Irrigation District RB
7.20%, 10/01/40	500,000	566,886

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
DECEMBER 31, 2024
(UNAUDITED)

Municipal Bonds (continued)

	Principal Amount ($)	Value ($)
CALIFORNIA (continued)
San Francisco City & County Redevelopment Financing Authority TA
8.26%, 08/01/29	300,000	322,782
		889,668
MARYLAND — 0.6%
Maryland Economic Development RB
3.70%, 06/01/25	500,000	497,642

MICHIGAN — 0.2%
Comstock Park Public Schools GO Insured: Q-SBLF
6.30%, 05/01/26	135,000	135,191

NEW YORK — 0.4%
Port Authority of New York & New Jersey RB
4.46%, 10/01/62	320,000	268,797

OREGON — 0.5%
Multnomah County School District No. 1 Portland GO ST INTERCEPT
2.40%, 06/30/38	500,000	361,884

Total Municipal Bonds
(Cost $2,223,936)		2,153,182

Preferred Stock — 2.0%
	Shares
COMMUNICATION SERVICES — 0.3%
Telephone and Data Systems 6.00%	10,385	179,661

FINANCIALS — 0.9%
Arbor Realty Trust 6.38%	1,335	24,751
Bank of Hawaii 8.00%	25,389	663,160
Reinsurance Group of America 7.13%, 10/15/2052 (a)	51	1,316
RiverNorth DoubleLine Strategic Opportunity Fund 4.38%	976	17,090
		706,317
REAL ESTATE — 0.8%
CTO Realty Growth 6.38%	27,486	635,201

UTILITIES — 0.0%
SCE Trust VI 5.00%	25	478

Total Preferred Stock
(Cost $1,660,874)		1,521,657

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
DECEMBER 31, 2024
(UNAUDITED)

Registered Investment Companies — 1.4%

	Shares	Value ($)
DoubleLine Income Solutions Fund	9,193	115,556
DoubleLine Opportunistic Credit Fund	295	4,573
PIMCO Dynamic Income Fund	10,000	183,400
PIMCO Dynamic Income Opportunities Fund	20,000	271,800
RiverNorth DoubleLine Strategic Opportunity Fund	61,339	511,567

Total Registered Investment Companies
(Cost $1,312,135)		1,086,896

Common Stock — 0.0%

HEALTH CARE — 0.0%
Endo Inc (f)	226	5,356

REAL ESTATE — 0.0%
Creative Media & Community Trust	67,938	15,286

Total Common Stock
(Cost $408,948)		20,642

Total Investments - 99.5%		77,615,056
(Cost $82,650,708)
Other Assets & Liabilities, Net - 0.5%		413,871
Net Assets - 100.0%		78,028,927

(a)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(b)	Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(c)	Securities are grouped by coupon and represent a range of maturities.

(d)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At December 31, 2024, these securities amounted to $645,352 or 0.8% of Net Assets of the Fund.

(e)	Perpetual security with no stated maturity date.

(f)	Non-income producing security.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
DECEMBER 31, 2024
(UNAUDITED)

FNMA — Federal National Mortgage Association

FRESB — Freddie Mac Small Balance Mortgage Trust

GNMA — Government National Mortgage Association

GO — General Obligation

H15T5Y— US Treasury Yield Curve Rate T Note Constant Maturity 5 Year Rate

H15T7Y— US Treasury Yield Curve Rate T Note Constant Maturity 7 Year Rate

H15T10Y— US Treasury Yield Curve Rate T Note Constant Maturity 10 Year Rate

MTN — Medium Term Note

RB — Revenue Bond

TA — Tax Allocation

TSFR3M — Term Secured Overnight Financing Rate 3 Month

US0003M — ICE LIBOR USD 3 Month

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
DECEMBER 31, 2024
(UNAUDITED)

Schedule of Investments
Foreign Common Stock — 41.2%

	Shares	Value ($)
CANADA — 8.6%
PrairieSky Royalty Ltd.	199,375	3,885,747
Suncor Energy	116,980	4,173,846
		8,059,593
FRANCE — 21.8%
Bollore SA	1,239,539	7,624,220
Cie de L'Odet	4,398	7,195,502
Lagardere	203,745	4,282,839
Vivendi SA	441,673	1,176,764
Vivendi SA ADR	30,339	198,114
		20,477,439
INDIA — 1.2%
Fairfax India Holdings, Class G (a)(b)	72,500	1,160,290

JAPAN — 4.5%
Nintendo Co, Ltd.	6,000	353,678
Nintendo Co, Ltd. ADR	265,250	3,880,607
		4,234,285
MEXICO — 0.8%
Becle	613,814	694,914

NETHERLANDS — 3.4%
EXOR	25,100	2,301,501
Koninklijke Philips (a)	34,050	862,146
		3,163,647
UNITED KINGDOM — 0.9%
AstraZeneca, Inc. ADR	12,450	815,724

Total Foreign Common Stock
(Cost $33,452,673)		38,605,892

Common Stock — 37.2%

COMMUNICATION SERVICES — 7.1%
Alphabet, Inc., Class A	11,620	2,199,666
CANAL+ S.A. (a)	846,173	2,151,278
Liberty Global, Class A (a)	35,700	455,532
Liberty Media - Liberty Formula One, Class A (a)	21,599	1,815,180
		6,621,656
CONSUMER DISCRETIONARY — 5.9%
Entain	341,938	2,942,876
Tandy Leather Factory (a)	560,237	2,661,126
		5,604,002

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
DECEMBER 31, 2024
(UNAUDITED)

Common Stock (continued)

	Shares	Value ($)
CONSUMER STAPLES — 0.1%
JG Boswell Co	150	82,050

ENERGY — 0.9%
Natural Resource Partners	7,240	803,640
Pardee Resources	101	31,714
		835,354
FINANCIALS — 9.6%
Berkshire Hathaway, Inc., Class B (a)	5,055	2,291,330
Burford Capital (c)	461,068	5,878,617
CME Group, Inc., Class A	3,500	812,805
FRMO (a)	2,000	19,540
		9,002,292
HEALTH CARE — 3.1%
Biogen (a)	11,200	1,712,704
Joint (a)	109,315	1,162,019
		2,874,723
INDUSTRIALS — 4.0%
Delta Air Lines	15,150	916,575
DSV	13,074	2,775,792
		3,692,367
MATERIALS — 1.9%
Keweenaw Land Association Ltd. (a)	52,595	1,840,825
Vox Royalty	4,142	9,692
		1,850,517
REAL ESTATE — 4.6%
International Workplace Group	2,170,748	4,325,347

Total Common Stock
(Cost $29,180,568)		34,888,308

U.S. Treasury Obligations — 15.6%

	Principal Amount ($)
U.S. Treasury Bills
2.41%, 1/30/2025 (d)	2,615,000	2,606,397
U.S. Treasury Bonds
3.00%, 2/15/2049 to 8/15/2052 (e)	2,125,000	1,538,218
U.S. Treasury Notes
0.88%, 11/15/2030	5,815,000	4,757,743
1.88%, 2/15/2032	1,200,000	1,009,309
2.63%, 4/15/2025	1,029,000	1,024,202
3.50%, 9/15/2025	1,030,000	1,024,518

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
DECEMBER 31, 2024
(UNAUDITED)

U.S. Treasury Obligations (continued)

	Principal Amount ($)	Value ($)
U.S. Treasury Notes (continued)
3.88%, 8/15/2033	2,750,000	2,617,228

Total U.S. Treasury Obligations
(Cost $14,553,586)		14,577,615

U.S. Government Agency Obligations — 0.7%

FFCB
2.87%, 2/25/2030	500,000	460,960
FHLB
2.50%, 3/18/2038	300,000	225,899

Total U.S. Government Agency Obligations
(Cost $689,409)		686,859

Exchange-Traded Fund — 0.5%

	Shares
iShares 0-3 Month Treasury Bond ETF, Class 3	4,950	496,584

Total Exchange-Traded Fund
(Cost $496,688)		496,584

Mortgage-Backed Securities — 0.4%

	Principal Amount ($)
AGENCY MORTGAGE-BACKED SECURITIES — 0.4%
FHLMC
5.00%, 06/01/41	18,474	18,433
FNMA
3.00%, 02/01/43 to 06/01/43 (e)	167,133	147,455
3.50%, 11/01/42 to 02/01/43 (e)	76,354	69,671
4.00%, 02/01/44	20,508	19,196
4.50%, 02/01/40 to 01/01/41 (e)	37,488	36,346
5.00%, 06/01/41	20,637	20,563
FNMA, Series 2004-354, Class 1
0.00%, 12/25/34 (f)(g)	1,173	1,039
FNMA, Series 2012-93, Class SW
SOFR30A + 5.986%, 1.42%, 09/25/42 (h)(i)	12,321	1,174

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND DECEMBER 31, 2024 (UNAUDITED)

Mortgage-Backed Securities (continued)

	Principal Amount ($)	Value ($)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA
3.00%, 04/20/43 to 06/20/43 (e)	32,043	28,420
3.50%, 05/20/43	33,040	30,198
4.00%, 01/20/41 to 04/20/43 (e)	36,186	34,169
4.50%, 05/20/40 to 03/20/41 (e)	12,465	12,100
		418,764

Total Mortgage-Backed Securities
(Cost $485,540)		418,764

Corporate Obligations — 0.0%

COMMUNICATION SERVICES — 0.0%
iHeartCommunications, Inc.
6.38%, 05/01/26	545	490
8.38%, 05/01/27	132	107
		597

Total Corporate Obligations
(Cost $798)		597

Special Purpose Acquisition Company — 0.0%

	Shares
Pershing Square Tontine (a)(j)	42,443	—

Total Special Purpose Acquisition Company
(Cost $–)		—

Warrants — 0.0%

	Units
Pershing Square Tontine (a)(j)	10,610	—

Total Warrants
(Cost $–)		—

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND DECEMBER 31, 2024 (UNAUDITED)

Asset-Backed Security — 0.0%

	Principal Amount ($)	Value ($)
Bear Stearns Asset-Backed Securities Trust, Series 2003-ABF1, Class A
TSFR1M + 0.854%, 5.19%, 1/25/2034 (h)	1	1

Total Asset-Backed Security
(Cost $–)		1

Total Investments - 95.6%		89,674,620
(Cost $78,859,262)
Other Assets & Liabilities, Net - 4.4%		4,089,095
Net Assets - 100.0%		93,763,715

(a)	Non-income producing security.
(b)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At December 31, 2024, these securities amounted to $1,160,290 or 1.2% of Net Assets of the Fund.
(c)	Represents a company categorized as a “non-United States company”, as set forth in the Fund’s Prospectus, because at least 50% of the company’s revenue is generated outside of the United States.
(d)	Interest rate represents the security's effective yield at the time of purchase.
(e)	Securities are grouped by coupon and represent a range of maturities.
(f)	Zero coupon security.
(g)	Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(h)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(i)	Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(j)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND DECEMBER 31, 2024 (UNAUDITED)

Ltd. — Limited

SOFR30A — Secured Overnight Financing Rate 30-day Average

TSFR1M— Term Secured Overnight Financing Rate 1 Month

BRK-QH-001-0900